Apr. 15, 2021
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund

each a series of Virtus Investment Trust (the “Trust”)

Supplement dated April 15, 2021 to the Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”), each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective May 21, 2021, Class R shares of the Trust’s series will no longer be offered, and existing Class R shares of each of Virtus AllianzGI Focused Growth Fund, Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund will be converted to Class A shares of each respective fund. Shareholders holding Class R shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class R shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Shareholders whose Class R shares are converted to Class A shares in this event will be eligible to purchase Class A shares in their existing account without imposition of any sales charges after the conversion. Please refer to each fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

No purchases may be made into Class R shares of any fund of the Trust after the close of business on May 17, 2021.

As of May 21, 2021, references to Class R shares in the prospectuses and SAI for each fund of the Trust will be removed and Class R shares no longer will be available.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.